UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected
Bond Fund

January 31, 2009

1.813256.104

IFB-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 91,439,584	$ 81,718,196
2% 1/15/26	41,231,575	38,395,180
2.375% 1/15/25	86,637,350	85,039,485
2.5% 1/15/29	32,670,990	33,464,063
3.375% 4/15/32	1,198	1,449
3.625% 4/15/28	116,240,990	134,815,446
3.875% 4/15/29	104,990,778	126,283,434
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	7,838,964	7,590,239
0.875% 4/15/10	87,299,110	85,142,686
1.375% 7/15/18	29,740,842	28,690,123
1.625% 1/15/15 (b)	85,159,035	83,015,972
1.625% 1/15/18	102,666,354	100,483,508
1.875% 7/15/13	130,256,366	129,971,896
1.875% 7/15/15	45,879,180	45,337,765
2% 4/15/12	185,265,366	186,427,977
2% 1/15/14	128,306,518	127,744,889
2% 7/15/14	99,254,625	98,914,071
2% 1/15/16	80,856,725	80,653,102
2.125% 1/15/19	37,621,140	39,460,625
2.375% 4/15/11	50,332,300	50,678,624
2.375% 1/15/17	104,980,392	107,278,901
2.375% 1/15/27	105,296,598	103,814,751
2.5% 7/15/16	81,570,300	83,994,051
2.625% 7/15/17	101,533,446	106,434,460
3% 7/15/12	68,372,537	70,980,907
3.375% 1/15/12	10,414,596	10,772,859
3.5% 1/15/11	54,958,050	56,246,733
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,163,373,261)		2,103,351,392
U.S. Government Agency - Mortgage Securities - 0.5%

Fannie Mae - 0.5%
4.752% 10/1/34 (d)	841,721	857,372
4.898% 5/1/35 (d)	4,715,314	4,801,057
5.037% 9/1/36 (d)	1,340,621	1,375,635
6.4% 7/1/36 (d)	3,820,486	3,965,986
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,955,774)		11,000,050
Asset-Backed Securities - 0.9%
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 1.0894% 11/25/34 (d)	$ 1,375,000	$ 852,100
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.4494% 6/25/47 (d)	2,777,929	2,408,575
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.4894% 5/25/36 (d)	1,379,382	1,335,198
Home Equity Asset Trust Series 2003-8 Class M1, 1.4694% 4/25/34 (d)	953,660	452,535
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.4894% 7/25/36 (d)	234,706	230,962
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.4994% 4/25/36 (d)	2,703,185	2,111,999
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.6394% 5/25/35 (d)	569,000	14,705
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 0.6594% 9/25/35 (d)	5,394,930	4,618,261
Series 2005-EFC5 Class A2, 0.6594% 10/25/35 (d)	5,648,091	4,633,456
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 0.6594% 7/25/35 (d)	3,265,460	2,736,188
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9894% 8/25/34 (d)	264,145	194,751
TOTAL ASSET-BACKED SECURITIES (Cost $23,407,242)		19,588,730
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2941% 11/25/33 (d)	506,651	426,633
Series 2004-D Class 2A1, 3.6148% 5/25/34 (d)	198,868	154,391
Series 2005-H Class 1A1, 5.3329% 9/25/35 (d)	190,747	137,510
Chase Mortgage Finance Trust Series 2007-A1:
Class 1A5, 4.8842% 2/25/37 (d)	11,147	8,836
Class 2A1, 4.1367% 2/25/37 (d)	4,119,300	3,430,597
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (d)	4,783,376	3,658,575
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(d)	2,475,079	1,491,996
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.939% 7/25/34 (d)	195,000	192,305
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5433% 11/25/34 (d)	$ 10,705,000	$ 6,908,766
Series 2005-AR1 Class 1A1, 4.5426% 2/25/35 (d)	15,786,744	11,990,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,353,331)		28,400,025
Commercial Mortgage Securities - 0.1%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 5.2233% 12/25/33 (d) (Cost $2,232,958)	2,264,807	1,853,307
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (Cost $10,053,000)	$ 10,053,231	10,053,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,248,375,566)		2,174,246,504
NET OTHER ASSETS - 0.2%		3,884,703
NET ASSETS - 100%		$ 2,178,131,207
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (c)	Nov. 2034	$ 569,000	(229,484)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (c)

	Oct. 2034	$ 223,244	$ (174,946)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (c)	May 2033	569,000	(292,883)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-C) (c)	Dec. 2034	256,308	(238,961)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (c)	Oct. 2034	185,682	(169,704)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (c)	August 2034	244,667	(233,847)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (c)	Sept. 2034	166,315	(151,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (c)

	August 2034	$ 146,593	$ (110,401)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (c)	Oct. 2034	172,368	(110,907)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (c)	June 2035	520,000	(499,355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (c)	April 2032	50,104	(42,825)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (c)	March 2034	46,773	(38,174)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (c)	Feb. 2034	1,089	(1,045)
TOTAL CREDIT DEFAULT SWAPS		$ 3,151,143	$ (2,294,332)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.6625% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 11,500,000	$ 296,869
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 3,211,382
		$ 54,651,143	$ 1,213,919
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,491,996 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,627,764.

(c) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,053,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 760,147
Barclays Capital, Inc.	3,724,720
Deutsche Bank Securities, Inc.	228,044
ING Financial Markets LLC	380,074
J.P. Morgan Securities, Inc.	19,059
UBS Securities LLC	4,940,956
$ 10,053,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,174,246,504	$ -	$ 2,161,391,794	$ 12,854,710
Other Financial Instruments*	$ 1,213,919	$ -	$ 2,645,350	$ (1,431,431)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	269,633	- *
Total Unrealized Gain (Loss)	(1,975,174)	(89,908)
Cost of Purchases	21,172,932	-
Proceeds of Sales	(7,607,801)	-
Amortization/Accretion	3,860	-
Transfer in/out of Level 3	991,260	(889,119)
Ending Balance	$ 12,854,710	$ (1,431,431)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $78,089.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,247,812,442. Net unrealized depreciation aggregated $73,565,938, of which $12,413,448 related to appreciated investment securities and $85,979,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $3,151,143 representing 0.14% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.813044.104

AIFB-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 91,439,584	$ 81,718,196
2% 1/15/26	41,231,575	38,395,180
2.375% 1/15/25	86,637,350	85,039,485
2.5% 1/15/29	32,670,990	33,464,063
3.375% 4/15/32	1,198	1,449
3.625% 4/15/28	116,240,990	134,815,446
3.875% 4/15/29	104,990,778	126,283,434
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	7,838,964	7,590,239
0.875% 4/15/10	87,299,110	85,142,686
1.375% 7/15/18	29,740,842	28,690,123
1.625% 1/15/15 (b)	85,159,035	83,015,972
1.625% 1/15/18	102,666,354	100,483,508
1.875% 7/15/13	130,256,366	129,971,896
1.875% 7/15/15	45,879,180	45,337,765
2% 4/15/12	185,265,366	186,427,977
2% 1/15/14	128,306,518	127,744,889
2% 7/15/14	99,254,625	98,914,071
2% 1/15/16	80,856,725	80,653,102
2.125% 1/15/19	37,621,140	39,460,625
2.375% 4/15/11	50,332,300	50,678,624
2.375% 1/15/17	104,980,392	107,278,901
2.375% 1/15/27	105,296,598	103,814,751
2.5% 7/15/16	81,570,300	83,994,051
2.625% 7/15/17	101,533,446	106,434,460
3% 7/15/12	68,372,537	70,980,907
3.375% 1/15/12	10,414,596	10,772,859
3.5% 1/15/11	54,958,050	56,246,733
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,163,373,261)		2,103,351,392
U.S. Government Agency - Mortgage Securities - 0.5%

Fannie Mae - 0.5%
4.752% 10/1/34 (d)	841,721	857,372
4.898% 5/1/35 (d)	4,715,314	4,801,057
5.037% 9/1/36 (d)	1,340,621	1,375,635
6.4% 7/1/36 (d)	3,820,486	3,965,986
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,955,774)		11,000,050
Asset-Backed Securities - 0.9%
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 1.0894% 11/25/34 (d)	$ 1,375,000	$ 852,100
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.4494% 6/25/47 (d)	2,777,929	2,408,575
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.4894% 5/25/36 (d)	1,379,382	1,335,198
Home Equity Asset Trust Series 2003-8 Class M1, 1.4694% 4/25/34 (d)	953,660	452,535
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.4894% 7/25/36 (d)	234,706	230,962
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.4994% 4/25/36 (d)	2,703,185	2,111,999
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.6394% 5/25/35 (d)	569,000	14,705
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 0.6594% 9/25/35 (d)	5,394,930	4,618,261
Series 2005-EFC5 Class A2, 0.6594% 10/25/35 (d)	5,648,091	4,633,456
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 0.6594% 7/25/35 (d)	3,265,460	2,736,188
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9894% 8/25/34 (d)	264,145	194,751
TOTAL ASSET-BACKED SECURITIES (Cost $23,407,242)		19,588,730
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2941% 11/25/33 (d)	506,651	426,633
Series 2004-D Class 2A1, 3.6148% 5/25/34 (d)	198,868	154,391
Series 2005-H Class 1A1, 5.3329% 9/25/35 (d)	190,747	137,510
Chase Mortgage Finance Trust Series 2007-A1:
Class 1A5, 4.8842% 2/25/37 (d)	11,147	8,836
Class 2A1, 4.1367% 2/25/37 (d)	4,119,300	3,430,597
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (d)	4,783,376	3,658,575
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(d)	2,475,079	1,491,996
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.939% 7/25/34 (d)	195,000	192,305
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5433% 11/25/34 (d)	$ 10,705,000	$ 6,908,766
Series 2005-AR1 Class 1A1, 4.5426% 2/25/35 (d)	15,786,744	11,990,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,353,331)		28,400,025
Commercial Mortgage Securities - 0.1%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 5.2233% 12/25/33 (d) (Cost $2,232,958)	2,264,807	1,853,307
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.28%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) # (Cost $10,053,000)	$ 10,053,231	10,053,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,248,375,566)		2,174,246,504
NET OTHER ASSETS - 0.2%		3,884,703
NET ASSETS - 100%		$ 2,178,131,207
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (c)	Nov. 2034	$ 569,000	(229,484)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (c)

	Oct. 2034	$ 223,244	$ (174,946)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (c)	May 2033	569,000	(292,883)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-C) (c)	Dec. 2034	256,308	(238,961)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (c)	Oct. 2034	185,682	(169,704)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (c)	August 2034	244,667	(233,847)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (c)	Sept. 2034	166,315	(151,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (c)

	August 2034	$ 146,593	$ (110,401)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (c)	Oct. 2034	172,368	(110,907)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (c)	June 2035	520,000	(499,355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (c)	April 2032	50,104	(42,825)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (c)	March 2034	46,773	(38,174)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (c)	Feb. 2034	1,089	(1,045)
TOTAL CREDIT DEFAULT SWAPS		$ 3,151,143	$ (2,294,332)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.6625% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 11,500,000	$ 296,869
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 3,211,382
		$ 54,651,143	$ 1,213,919
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,491,996 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,627,764.

(c) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,053,000 due 2/02/09 at 0.28%
BNP Paribas Securities Corp.	$ 760,147
Barclays Capital, Inc.	3,724,720
Deutsche Bank Securities, Inc.	228,044
ING Financial Markets LLC	380,074
J.P. Morgan Securities, Inc.	19,059
UBS Securities LLC	4,940,956
$ 10,053,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,174,246,504	$ -	$ 2,161,391,794	$ 12,854,710
Other Financial Instruments*	$ 1,213,919	$ -	$ 2,645,350	$ (1,431,431)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	269,633	- *
Total Unrealized Gain (Loss)	(1,975,174)	(89,908)
Cost of Purchases	21,172,932	-
Proceeds of Sales	(7,607,801)	-
Amortization/Accretion	3,860	-
Transfer in/out of Level 3	991,260	(889,119)
Ending Balance	$ 12,854,710	$ (1,431,431)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $78,089.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,247,812,442. Net unrealized depreciation aggregated $73,565,938, of which $12,413,448 related to appreciated investment securities and $85,979,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $3,151,143 representing 0.14% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009